Common Stock Warrants (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 26, 2021	Sep. 26, 2021	Oct. 09, 2021	Dec. 31, 2020
Class of warrant or right outstanding			14,666,644
Warrant entitlement, start date		Oct. 09, 2021
Class of warrant or right, number of securities called by each warrant or right			1
Warrant expiry date		Jul. 16, 2026
Warrant price per share			$ 11.50
Change in fair value of warrant liability	$ 17,273	$ 17,273
Warrant Liability	$ 45,986	$ 45,986		$ 0
Public Warrants [Member] | Share Price $18.00 [Member]
Warrant price per share	$ 0.01	$ 0.01
Common stock, share price	18.00	$ 18.00
Warrants for redemption, description		The Company may redeem the Public Warrants at a price of $0.01 per warrant upon 30 days’ notice if the closing price of the Company’s common stock equals or exceeds $18.00 per share, subject to adjustments, on the trading day prior to the date on which notice of redemption is given, provided there is an effective registration statement and current prospectus in effect with respect to the ordinary shares underlying such Warrants throughout the 30-day redemption period. If the foregoing conditions are satisfied and the Company issues a notice of redemption of the Warrants, the Warrant holder is entitled to exercise his, her or its Warrant prior to the scheduled redemption date. Any such exercise requires the Warrant holder to pay the exercise price for each Warrant being exercised.
Public Warrants [Member] | Share Price $10.00 [Member]
Warrant price per share	0.10	$ 0.10
Common stock, share price	$ 10.00	$ 10.00
Warrants for redemption, description		the Company may redeem the Public Warrants at a price of $0.10 per warrant upon 30 days’ notice if the closing price of the Company’s common stock equals or exceeds $10.00 per share, subject to adjustments, on the trading day prior to the date on which notice of redemption is given. Beginning on the date the notice of redemption is given until the Warrants are redeemed or exercised, holders may elect to exercise their Warrants on a cashless basis and receive that number of shares of the Company’s common stock as determined by reference to a table in the warrant agreement.
Warrant [Member]
Warrant Liability	$ 45,986	$ 45,986
Common Stock [Member] | Private Warrants [Member]
Class of warrant or right outstanding			4,666,667
Common Stock [Member] | Public Warrants [Member]
Class of warrant or right outstanding			9,999,977